SCHEDULE OF STOCK OPTIONS (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Number of options, outstanding, beginning balance	562,500,000	560,000,000	560,000,000	455,000,000
Weighted average exercise price, outstanding, beginning balance	$ 0.0172	$ 0.0172	$ 0.0172	$ 0.0210
Number of options, granted			2,500,000	155,000,000
Weighted average exercise price, granted			$ 0.0036	$ 0.0126
Number of options, exercised
Weighted average exercise price, exercised
Number of options, expired/cancelled				(50,000,000)
Weighted average exercise price, expired/cancelled				$ (0.021)
Number of options, outstanding, ending balance	562,500,000	560,000,000	562,500,000	560,000,000
Weighted average exercise price, outstanding, ending balance	$ 0.0172	$ 0.0172	$ 0.0172	$ 0.0172
Number of options, exercisable, ending balance	436,202,660	421,388,889	431,051,538	416,388,889
Weighted average exercise price, exercisable, ending balance	$ 0.0196	$ 0.0202	$ 0.0204	$ 0.0204